STATEMENT OF CASH FLOWS	6 Months Ended
Jun. 30, 2016 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the period	$ (1,469)
Depreciation expense	460
Adjustments to reconcile net loss to net cash (used in) operating activities: Inventory	621
Prepaid Expenses	(600)
Accounts Payable	(425)
CASH FLOWS USED IN OPERATING ACTIVITIES	(1,413)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Fixed Assets	0
Purchase of Intangible assets	0
CASH FLOWS USED IN INVESTING ACTIVITIES	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock	0
Proceeds from related party loans	1,959
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES	1,959
NET INCREASE IN CASH	546
Cash, beginning of period	146
Cash, end of period	692
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid	0
Income taxes paid	$ 0